Prepaid and accrued expenses	12 Months Ended
Dec. 31, 2019
Prepaid Expense And Deferred Costs [Abstract]
Prepaid and accrued expenses

6. Prepaid and accrued expenses

As at December 31, 2019 and 2018, prepaid expenses mainly consist of advance or milestone payments made as part of our ongoing clinical trials.

As at December 31, 2019 and 2018, accrued expenses consisted of the following:

	As at December 31,
in USD ‘000	2019	2018
Accrued research and development expenses	7,244	10,734
Accrued compensation-related expenses	1,882	2,364
Accrued other expenses	1,292	1,065
Total accrued expenses	10,418	14,163